Investments In Unconsolidated Entities	12 Months Ended
Dec. 31, 2014
Disclosure Text Block
Investments in Unconsolidated Entities

NOTE 8 INVESTMENTS IN UNCONSOLIDATED ENTITIES

Investments in unconsolidated entities consist of amounts invested in wireless and wireline entities in which TDS holds a noncontrolling interest. These investments are accounted for using either the equity or cost method as shown in the following table:

December 31,	2014	2013
(Dollars in thousands)
Equity method investments:
Capital contributions, loans, advances and adjustments	$127,939	$132,629
Cumulative share of income	1,323,898	1,186,900
Cumulative share of distributions	(1,145,438)	(1,033,087)
	306,399	286,442
Cost method investments	15,330	15,330
Total investments in unconsolidated entities	$321,729	$301,772

Equity in earnings of unconsolidated entities totaled $132.0 million, $132.7 million and $92.9 million in 2014, 2013 and 2012, respectively; of those amounts, TDS' investment in the Los Angeles SMSA Limited Partnership (“LA Partnership”) contributed $71.8 million, $78.4 million and $67.2 million in 2014, 2013 and 2012, respectively. TDS held a 5.5% ownership interest in the LA Partnership throughout and at the end of each of these years.

The following tables, which are based on information provided in part by third parties, summarize the combined assets, liabilities and equity, and the combined results of operations of TDS' equity method investments:

December 31,	2014	2013
(Dollars in thousands)
Assets
Current	$733,133	$520,804
Due from affiliates	303,322	408,735
Property and other	2,345,562	2,080,436
	$3,382,017	$3,009,975
Liabilities and Equity
Current liabilities	$407,073	$355,167
Deferred credits	175,516	89,198
Long-term liabilities	29,342	31,605
Long-term capital lease obligations	1,722	707
Partners’ capital and shareholders’ equity	2,768,364	2,533,298
	$3,382,017	$3,009,975

Year Ended December 31,	2014	2013	2012
(Dollars in thousands)
Results of Operations
Revenues	$6,700,266	$6,239,200	$5,825,150
Operating expenses	5,063,925	4,492,372	4,381,731
Operating income	1,636,341	1,746,828	1,443,419
Other income, net	6,741	4,019	7,190
Net income	$1,643,082	$1,750,847	$1,450,609

NY1 & NY2 Deconsolidation

U.S. Cellular holds a 60.00% interest in St. Lawrence Seaway RSA Cellular Partnership (“NY1”) and a 57.14% interest in New York RSA 2 Cellular Partnership (“NY2”)  (together with NY1, the “Partnerships”). The remaining interests in the Partnerships are held by Cellco Partnership d/b/a Verizon Wireless (“Verizon Wireless”). Prior to April 3, 2013, because U.S. Cellular owned a greater than 50% interest in each of these Partnerships and based on U.S. Cellular's rights under the Partnership Agreements, U.S. Cellular consolidated the financial results of these Partnerships in accordance with GAAP.

On April 3, 2013, U.S. Cellular entered into an agreement with Verizon Wireless relating to the Partnerships. The agreement amends the Partnership Agreements in several ways which provide Verizon Wireless with substantive participating rights that allow Verizon Wireless to make decisions that are in the ordinary course of business of the Partnerships and which are significant to directing and executing the activities of the business. Accordingly, as required by GAAP, TDS deconsolidated the Partnerships effective as of April 3, 2013 and thereafter reported them as equity method investments in its consolidated financial statements (“NY1 & NY2 Deconsolidation”).  After the NY1 & NY2 Deconsolidation, U.S. Cellular retained the same ownership percentages in the Partnerships and continues to report the same percentages of income from the Partnerships. Effective April 3, 2013, TDS' income from the Partnerships is reported in Equity in earnings of unconsolidated entities in the Consolidated Statement of Operations.

In accordance with GAAP, as a result of the NY1 & NY2 Deconsolidation, U.S. Cellular's interest in the Partnerships was reflected in Investments in unconsolidated entities at a fair value of $114.8 million as of April 3, 2013. Recording U.S. Cellular's interest in the Partnerships required allocation of the excess of fair value over book value to customer lists, licenses, a favorable contract and goodwill of the Partnerships. Amortization expense related to customer lists and the favorable contract will be recognized over their respective useful lives and is included in Equity in earnings of unconsolidated entities in the Consolidated Statement of Operations. In addition, TDS recognized a non-cash pre-tax gain of $14.5 million in the second quarter of 2013. The gain was recorded in Gain (loss) on investments in the Consolidated Statement of Operations.

The Partnerships were valued using a discounted cash flow approach and a guideline public company method. The discounted cash flow approach uses value drivers and risks specific to the industry and current economic factors and incorporates assumptions that market participants would use in their estimates of fair value and may not be indicative of TDS specific assumptions.  The most significant assumptions made in this process were the revenue growth rate (shown as a simple average in the table below), the terminal revenue growth rate, discount rate and capital expenditures. The assumptions were as follows:

Key assumptions
Average expected revenue growth rate (next ten years)	2.0%
Terminal revenue growth rate (after year ten)	2.0%
Discount rate	10.5%
Capital expenditures as a percentage of revenue	14.9-18.8%

The guideline public company method develops an indication of fair value by calculating average market pricing multiples for selected publicly-traded companies. The developed multiples were applied to applicable financial measures of the Partnerships to determine fair value. The discounted cash flow approach and guideline public company method were weighted to arrive at the total fair value of the Partnerships.